Significant Assumptions Utilized to Estimate Weighted-Average Fair Value of Awards Granted (Detail) (USD $)	12 Months Ended
	Feb. 01, 2014		Feb. 02, 2013		Jan. 28, 2012
Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 67.39	[1]	$ 47.15	[1]	$ 44.33	[1]
Risk free interest rate	0.30%	[1]	0.40%	[1]	1.40%	[1]
Expected term	2 years 9 months 18 days	[1]	2 years 10 months 24 days	[1]	2 years 10 months 24 days	[1]
Expected volatility	41.70%	[1]	44.20%	[1]	45.10%	[1]
Dividend yield	1.10%	[1]	1.20%	[1]	0.70%	[1]
Fair value	$ 66.10	[1],[2]	$ 46.12	[1]	$ 43.52	[1]
Share Saving Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 72.65	[1]	$ 49.89	[1]	$ 40.09	[1]
Exercise price	$ 59.75	[1]	$ 41.17	[1]	$ 28.32	[1]
Risk free interest rate	0.70%	[1]	0.40%	[1]	0.70%	[1]
Expected term	2 years 8 months 12 days	[1]	2 years 8 months 12 days	[1]	3 years	[1]
Expected volatility	40.20%	[1]	41.00%	[1]	43.00%	[1]
Dividend yield	1.10%	[1]	1.40%	[1]	1.00%	[1]
Fair value	$ 22.89	[1]	$ 15.40	[1]	$ 11.55	[1]

[1]	Weighted average.
[2]	Includes shares issued to the CEO, whose contract includes share based compensation for amounts foregone from his prior employment.